Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies
Indemnifications
From time to time, the Company enters into certain types of contracts that contingently require the Company to indemnify the Company’s officers, directors, and employees for liabilities arising out of their employment relationship. Generally, a maximum obligation under these contracts is not explicitly stated.
Because the maximum amounts associated with these agreements are not explicitly stated, the overall maximum amount of the obligation cannot be reasonably estimated. The Company has not been required to make payments under these obligations, and no liabilities have been recorded for these obligations on the Company’s condensed consolidated balance sheets.
Standby Letter of Credit
During the course of business, the Company’s bank issues standby letters of credit on behalf of the Company to certain vendors and other third parties of the Company. As of June 30, 2022 and December 31, 2021, the total value of the letters of credit issued by the bank is $17.1 million and $16.5 million, respectively. No amounts have been drawn under the standby letters of credit.
Commitments
In June 2021, the Company entered into a promissory note with one of its customers pursuant to which the customer may draw amounts in a maximum aggregate principal amount of $10.0 million. The amount of the draws is limited to the total amount incurred by subcontractors contracted by the Company in relation to the project. The note is not a revolving facility, which means that outstanding amounts under the note that are repaid cannot be re-borrowed.
The promissory note has a maturity date set at the fourth anniversary of the date of the first advance to the customer. The promissory note bears no interest during the period between the first advance to the customer and the thirty-first month following the first advance, with interest increasing to an annual rate of 3.5% thereafter. As of June 30, 2022, the customer has drawn $1.6 million against the promissory note and is recorded in other assets on the condensed consolidated balance sheet.
Litigation and Environmental Settlements
In December 2014, the Company finalized the terms of a litigation settlement with a third party where the Company agreed to pay the other party a total of $32.0 million periodically over the next ten years. The Company recorded the present value of future payments as a liability and records interest expense, included in interest and other, net in the condensed consolidated statements of comprehensive loss, as it accretes the liability.
The balance of the litigation settlement liability is reflected on our condensed consolidated balance sheets as follows (in thousands):

	June 30, 2022	December 31, 2021
Litigation settlement liability—current	$3,000	$—
Litigation settlement liability—non-current	5,312	7,834

Total litigation settlement liability	$8,312	$7,834

In September and August of 2021, the Mississippi Commission on Environmental Quality (“MCEQ”), Desoto County Regional Utility Authority (“DCRUA”) and the City of Olive Branch, Mississippi (“Olive Branch”), each issued notices and orders to the Company with respect to its discharges of water from its Olive Branch facility into the publicly owned treatment works (“POTW”) of DCRUA and Olive Branch without first obtaining a pretreatment permit. In August 2021, a Subpoena to Testify Before a Grand Jury was issued out of the United States District Court for the Northern District of Mississippi (“Subpoena”) to the Company requiring it to produce to the Environmental Protection Agency (“EPA”) various documents relating to environmental matters at its Olive Branch facility, including but not limited to hazardous waste records, air emissions records, storm water discharges records and wastewater disposal records. The Company has cooperated fully with each such notice, order and Subpoena.
On April 13, 2022, the Company and the United States Attorney’s Office for the United States District Court for the Northern District of Mississippi agreed in principle to the terms of a global settlement (the “Plea Agreement”) resolving the prospect of claims and charges against the Company relating to all prior discharges of water into the POTW of DCRUA and Olive Branch without first obtaining a pretreatment permit. The principal terms of the settlement are:

1.	the Company pleading guilty to a single misdemeanor count for negligently discharging wastewater to a POTW without first obtaining a pretreatment permit in violation of 33 U.S.C. § 1319(c)(1)(A);

2.	the Company paying a fine of $3.0 million over a three-year period in equal installments of $1.0 million to the federal government;

3.	the Company paying a special assessment of $125 to the federal government pursuant to 18 U.S.C. § 3013(a)(1)(B);

4.	the Company entering a separate civil Agreed Order with the MCEQ that requires the payment of a separate civil penalty of $1.5 million;

5.
the Company making a separate community service payment in the amount of $0.5 million to DCRUA, to be used for the sole purpose of expanding wastewater treatment capacity in DeSoto County, Mississippi, within 30 days of entering the Plea Agreement;

6.
the Company implementing an environmental management system that conforms to ISO 14001:2015 standards or a similar environmental management system approved by the United States Environmental Protection Agency, which is expected to result in $0.3 million in consulting and personnel costs;

7.
the Company implementing agreed upon wastewater reduction plans, which is expected to result in approximately $2.0 million in capital expenditures to install a wastewater treatment and recycling system;

8.	the Company obtaining a pretreatment permit from MDEQ, or entering an Agreed Order with MCEQ and operating in compliance with that Agreed Order until a permit can be obtained;

9.
the Company obtaining wastewater discharge permits from DCRUA and Olive Branch, or entering into Consent/Compliance Order(s) or Agreement(s) with DCRUA and Olive Branch that are consistent with any Agreed Order entered with MCEQ and operating in compliance with such Consent/Compliance Order(s) or Agreement(s) until permits can be obtained; and

10.	the Company agreeing to probation for three years.
The terms of the Plea Agreement are subject to the approval of the United States District Court for the Northern District of Mississippi. View is in the process of coordinating with MDEQ and the local authorities with respect to the civil orders and/or agreements contemplated by the settlement terms, including obtaining a pretreatment permit from MCEQ, which has not been granted as of the date of this Report. The Plea Agreement will be presented to the Court for approval following these efforts. The date for presentation of the Plea Agreement to the Court has not yet been determined. The Company has recognized the $5.0 million of penalties it expects to incur in conjunction with this environmental settlement over the next three years.
The balance of the environmental settlement liability is reflected on our condensed consolidated balance sheets as follows (in thousands):

	June 30, 2022	December 31, 2021
Environmental settlement liability—current	$2,950	$2,950
Environmental settlement liability—non-current	2,000	2,000

Total environmental settlement liability	$4,950	$4,950

Litigation
From time to time, the Company is subject to claims, litigation, internal or governmental investigations, including those related to labor and employment, contracts, intellectual property, environmental, regulatory compliance, commercial matters, and other related matters, some of which allege substantial monetary damages and claims. Some of these actions may be brought as class actions on behalf of a class or purported class of employees. The Company is also defendants in judicial and administrative proceedings involving matters incidental to our business. Legal expenses are expensed as incurred.
The Company accrues a charge when management determines that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a loss is probable, the Company records an accrual based on the reasonably estimable loss or range of loss. When no point of loss is more likely than another, the Company records the lowest amount in the estimated range of loss and discloses the estimated range. The Company does not record liabilities for reasonably possible loss contingencies but does disclose a range of reasonably possible losses if they are material and the Company is able to estimate such a range. If the Company cannot provide a range of reasonably possible losses, the Company explains the factors that prevent it from determining such a range. The Company regularly evaluates current information available to it to determine whether an accrual should be established or adjusted. The ultimate outcome of legal proceedings involves judgments, estimates, and inherent uncertainties and cannot be predicted with certainty. Should the ultimate outcome of any legal matter be unfavorable, the Company’s business, financial condition, results of operations, or cash flows could be materially and adversely affected. The Company may also incur substantial legal fees, which are expensed as incurred, in defending against legal claims.
Securities Litigation
On August 18, 2021, plaintiff Asif Mehedi filed a putative securities class action in the United States District Court for the Northern District of California (
Mehedi v. View, Inc. f/k/a CF Finance Acquisition Corp. II et al.
(No. 5:21CV06374, N.D. Cal.)) alleging violations of the federal securities laws by the Company, Rao Mulpuri, and Vidul Prakash.
On February 8, 2022, the Court appointed Stadium Capital LLC lead plaintiff and denied the competing motion of Sweta Sonthalia. On March 14, 2022, Ms. Sonthalia filed a Petition for a Writ of Mandamus, asking the Ninth Circuit Court of Appeals to vacate the lead plaintiff order. On April 11, 2022, the district court denied Ms. Sonthalia’s motion to stay proceedings in the district court pending disposition of the writ petition. The writ petition is now fully briefed in the Ninth Circuit and oral argument has been scheduled for August 11, 2022.
On July 15, 2022, Stadium Capital filed an amended complaint against View, Mulpuri, and Prakash; current and former View board members; Cantor Fitzgerald & Co. and related entities; officers and board members of CF II; and PricewaterhouseCoopers LLP. The action is brought on behalf of a putative class consisting of (i) all persons or entities who purchased or otherwise acquired View and/or CF II securities between November 30, 2020 and May 10, 2022, inclusive; (ii) all persons or entities who were holders of CF II Class A common stock as of the January 27, 2021 record date that were entitled to vote to approve the merger between View and CF II; and (iii) all persons or entities who purchased or otherwise acquired View securities pursuant or traceable to the Form
S-4
Registration Statement filed by CF II on December 23, 2020. The amended complaint asserts claims under Sections 10(b) (and Rule
10b-5
thereunder), 14(a) (and Rule
14a-9
thereunder), and 20(a) of the Securities Exchange Act and Sections 11, 12, and 15 of the Securities Act.
The amended complaint alleges that certain defendants failed to disclose to investors that the Company’s warranty-related obligations and associated cost of revenue were materially false and misleading because they excluded expenses the Company incurred and expected to incur due to significant quality issues. The amended complaint alleges that certain defendants’ positive statements about the Company were false and materially misleading as a result, and that such statements caused the price of the Company’s stock to be inflated. The amended complaint alleges that class members were damaged when the price of the Company’s stock declined on the trading day following (1) August 16, 2021, when the Company announced an independent investigation concerning the adequacy of the Company’s previously disclosed warranty accrual, and (2) May 10, 2022, when the Company stated that management anticipated that it would be disclosing substantial doubt about the Company’s ability to continue as a going concern and that the Company’s cash position was $200.5 million at the end of Q1 2022. The amended complaint seeks unspecified compensatory damages and costs, including attorneys’ fees.
Pursuant to the current stipulated schedule, View, Prakash, and Mulpuri will file an answer or motion(s) to dismiss by September 13, 2022; Stadium Capital will file its opposition(s) to the motion(s) within 30 days of the filing of the motion(s) to dismiss; and View, Prakash, and Mulpuri will file any reply in support of the motion(s) to dismiss within 30 days of the filing of the opposition brief. The other defendants have not yet appeared.
Given the early stage of this matter, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of June 30, 2022.
Derivative Litigation
On December 6, 2021, a purported Company shareholder filed a verified stockholder derivative complaint (nominally on behalf of the Company) against Rao Mulpuri, Nigel Gormly, Harold Hughes, Tom Leppert, Toby Cosgrove, Lisa Picard, Julie Larson-Green, and Vidul Prakash (
Jacobson v. Mulpuri, et al.
(No. 1:21CV01719, D. Del.)). The complaint alleges that Mulpuri and Prakash violated Sections 10(b) and 21D of the Exchange Act, and asserts claims against the director defendants for breach of fiduciary duty and waste of corporate assets. The complaint alleges that defendants Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, and Larson-Green failed to prevent the Company from making false statements regarding the Company’s business results and prospects and that the Company has been harmed by incurring legal fees and potential liability in investigations and lawsuits. The complaint seeks unspecified damages and costs, a judgment directing the Company to reform its corporate governance and internal procedures, and unspecified restitution from defendants to the Company.
On February 14, 2022, the Court entered the parties’ stipulation staying the litigation until fifteen days after the earliest of: (a) dismissal with prejudice of the
Mehedi v. View
securities class action and exhaustion of all appeals, or dismissal by settlement; (b) the motion(s) to dismiss
Mehedi v. View
are denied; or (c) either party gives notice that it no longer consents to the stay.
On May 24, 2022, a different purported Company shareholder filed another verified stockholder derivative complaint (nominally on behalf of the Company) against Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, Larson-Green, and Prakash (
Damidi v. Mulpuri et al.
(No. 1:22CV00675, D. Del.)). The complaint asserts claims for violation of Sections 10(b) and 21D of the Exchange Act, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, unjust enrichment, and waste of corporate assets. The complaint alleges that defendants Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, and Larson-Green failed to prevent the Company from making false statements regarding the Company’s business results and prospects and that the Company has been harmed by incurring legal fees and potential liability in investigations and lawsuits. The complaint seeks unspecified damages and costs, punitive damages, and unspecified restitution from defendants to the Company. The
Damidi
action has been docketed as related to the
Jacobson
action.
On July 26, 2022, a different purported Company shareholder filed another verified stockholder derivative complaint (nominally on behalf of the Company) against Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, Larson-Green, and Prakash (
Monteleone v. Mulpuri, et al.
(No.
1:22-cv-00980,
D. Del.)). The complaint asserts claims for violation of Sections 10(b) and 20(a) of the Exchange Act, breach of fiduciary duties, unjust enrichment, and waste of corporate assets. The complaint alleges that the defendants failed to prevent the Company from making false statements regarding the Company’s business results and prospects and that the Company has been harmed by incurring legal fees and potential liability in investigations and lawsuits. The complaint seeks unspecified damages and costs and unspecified restitution from defendants to the Company. The
Monteleone
action has been docketed as related to the
Jacobson
action.
Given the early stage of this matter, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of June 30, 2022.
Government Investigations
On November 9, 2021, the Company announced that it had voluntarily reported to the SEC that the Audit Committee of the Company’s Board of Directors was conducting an independent, internal investigation into the adequacy of the Company’s previously reported warranty accrual. In January 2022, the Company was informed that the SEC is conducting a formal investigation of this matter. The Company has cooperated with the SEC’s investigation and intend to continue doing so.
In June 2022, the U.S. Attorney’s Office for the Southern District of New York requested information related to this matter. The Company has cooperated with the U.S. Attorney’s Office in connection with these requests and intends to continue doing so.
Given the early stage of these matters, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of June 30, 2022.

9. Commitments and Contingencies
Indemnifications
From time to time, the Company enters into certain types of contracts that contingently require the Company to indemnify the Company’s officers, directors, and employees for liabilities arising out of their employment relationship. Generally, a maximum obligation under these contracts is not explicitly stated.
Because the maximum amounts associated with these agreements are not explicitly stated, the overall maximum amount of the obligation cannot be reasonably estimated. The Company has not been required to make payments under these obligations, and no liabilities have been recorded for these obligations on the Company’s consolidated balance sheets.
Standby Letter of Credit
During the course of business, the Company’s bank issues standby letters of credit on behalf of the Company to certain vendors and other third parties of the Company. As of December 31, 2021 and 2020, the total value of the letters of credit issued by the bank are $16.5 million and $11.5 million, respectively. No amounts have been drawn under the standby letter of credit.
Commitments
In June 2021, the Company entered into a promissory note with one of its customers pursuant to which the customer may draw amounts in a maximum aggregate principal amount of $10.0 million. The amount of the draws are limited to amounts incurred by subcontractors contracted by View in relation to the project. The note is not a revolving facility, which means that outstanding amounts under the note that are repaid cannot be re-borrowed.
The promissory note has a maturity date set at the fourth anniversary of the date of the first advance to the customer. The promissory note bears no interest during the period between the first advance to the customer and the maturity date, with interest increasing to an annual rate of 3.5% thereafter. As of December 31, 2021, the customer has made zero advances on the promissory note.
Litigation Settlements
The Company previously alleged claims for legal malpractice in relation to legal representation and related services provided by a law firm to the Company in connection with certain corporate matters. Both the Company and the law firm settled their dispute via a mediation regarding claims alleged by the Company against the law firm and signed a formal written settlement agreement in December 2019. Per the terms of the signed agreement, the law firm agreed to pay an amount of $22.5 million as consideration to settle the dispute. The Company recorded $22.5 million as income reflecting the recovery of previously incurred losses from the legal settlement in the consolidated statement of comprehensive loss for the year ended December 31, 2019. The Company received this amount in January 2020.
Litigation
From time to time, the Company is subject to claims, litigation, internal or governmental investigations, including those related to labor and employment, contracts, intellectual property, environmental, regulatory compliance, commercial matters and other related matters, some of which allege substantial monetary damages and claims. Some of these actions may be brought as class actions on behalf of a class or purported class of employees. The Company is also defendants in judicial and administrative proceedings involving matters incidental to our business. Legal expenses are expensed as incurred.
The Company accrues a charge when management determines that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a loss is probable, the Company records an accrual based on the reasonably estimable loss or range of loss. When no point of loss is more likely than another, the Company records the lowest amount in the estimated range of loss and discloses the estimated range. The Company does not record liabilities for reasonably possible loss contingencies, but does disclose a range of reasonably possible losses if they are material and the Company is able to estimate such a range. If the Company cannot provide a range of reasonably possible losses, the Company explains the factors that prevent it from determining such a range. The Company regularly evaluates current information available to it to determine whether an accrual should be established or adjusted. The ultimate outcome of legal proceedings involves judgments, estimates, and inherent uncertainties and cannot be predicted with certainty. Should the ultimate outcome of any legal matter be unfavorable, the Company’s business, financial condition, results of operations, or cash flows could be materially and adversely affected. The Company may also incur substantial legal fees, which are expensed as incurred, in defending against legal claims.

Securities Litigation
On August 18, 2021, plaintiff Asif Mehedi filed a putative securities class action in the United States District Court for the Northern District of California (
Mehedi v. View, Inc. f/k/a CF Finance Acquisition Corp. II et al.
(No. 5:21CV06374, N.D. Cal.)) alleging violations of the federal securities laws by the Company, Rao Mulpuri, and Vidul Prakash. The complaint alleges that defendants violated Section 10(b) of the Securities Exchange Act of 1934 (and SEC Rule
10b-5
promulgated thereunder) and that Mulpuri and Prakash violated Section 20(a) of the Exchange Act. The complaint asserts claims on behalf of a putative class of persons who acquired the Company’s stock between November 30, 2020 and August 16, 2021.
The complaint alleges that defendants failed to disclose to investors that the Company had not properly accrued warranty costs related to its product; that there was a material weakness in the Company’s internal control over financial reporting related to warranty accrual; that the Company’s financial results for prior periods were misstated as a result; and that defendants’ positive statements about the Company’s business were materially misleading. The complaint alleges that the foregoing statements caused the price of the Company’s stock to be inflated and that class members were damaged when the price of the Company’s stock declined on August 16, 2021, when the Company announced an independent investigation concerning the adequacy of the Company’s previously disclosed warranty accrual. Plaintiff seeks unspecified compensatory damages and costs, including attorneys’ and expert fees.
On February 8, 2022, the Court appointed Stadium Capital LLC lead plaintiff and denied the competing motion of Sweta Sonthalia. On March 14, 2022, Ms. Sonthalia filed a Petition for a Writ of Mandamus, asking the Ninth Circuit Court of Appeals to vacate the lead plaintiff order. On April 11, 2022, the district court denied Ms. Sonthalia’s motion to stay proceedings in the district court pending disposition of the writ petition. The writ petition is now fully briefed in the Ninth Circuit and is being considered for oral argument in August, September, or October 2022.
Pursuant to a stipulated schedule, Stadium Capital will file an amended complaint no later than 30 days after View files its Restatement with the SEC; defendants will file an answer or motion(s) to dismiss within 60 days of the filing of the amended complaint; Stadium Capital will file its opposition(s) to the motion(s) within 30 days of the filing of the motion(s) to dismiss; and defendants will file any reply in support of the motion(s) to dismiss within 30 days of the filing of the opposition brief.
Given the early stage of this matter, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of December 31, 2021.
Derivative Litigation
On December 6, 2021, a purported Company shareholder filed a verified stockholder derivative complaint (nominally on behalf of the Company) against Rao Mulpuri, Nigel Gormly, Harold Hughes, Tom Leppert, Toby Cosgrove, Lisa Picard, Julie Larson-Green, and Vidul Prakash (
Jacobson v. Mulpuri, et al.
(No. 1:21CV01719, D. Del.)). The complaint alleges that Mulpuri and
Prakash violated Sections 10(b) and 21D of the Exchange Act, and asserts claims against the director defendants for breach of fiduciary duty and waste of corporate assets. The complaint alleges that defendants Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, and Larson-Green failed to prevent the Company from making false statements regarding the Company’s business results and prospects and that the Company has been harmed by incurring legal fees and potential liability in investigations and lawsuits. The complaint seeks unspecified damages and costs, a judgment directing the Company to reform its corporate governance and internal procedures, and unspecified restitution from defendants to the Company.

On February 14, 2022, the Court entered the parties’ stipulation staying the litigation until fifteen days after the earliest of: (a) dismissal with prejudice of the
Mehedi v. View
securities class action and exhaustion of all appeals, or dismissal by settlement; (b) the motion(s) to dismiss
Mehedi v. View
are denied; or (c) either party gives notice that it no longer consents to the stay.
On May 24, 2022, a different purported Company shareholder filed another verified stockholder derivative complaint (nominally on behalf of the Company) against Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, Larson-Green, and Prakash (
Damidi v. Mulpuri et al.
(No. 1:22CV00675, D. Del.)). The complaint asserts claims for violation of Sections 10(b) and 21D of the Exchange Act, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, unjust enrichment, and waste of corporate assets. The complaint alleges that defendants Mulpuri, Gormly, Hughes, Leppert, Cosgrove, Picard, and Larson-Green failed to prevent the Company from making false statements regarding the Company’s business results and prospects and that the Company has been harmed by incurring legal fees and potential liability in investigations and lawsuits. The complaint seeks unspecified damages and costs, punitive damages, and unspecified restitution from defendants to the Company. The
Damidi
action has been docketed as related to the
Jacobson
action.
Given the early stage of this matter, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of December 31, 2021.
Government Investigation
On November 9, 2021, the Company announced that it had voluntarily reported to the SEC that the Audit Committee of the Company’s Board of Directors was conducting an independent, internal investigation into the adequacy of the Company’s previously reported warranty accrual. In January 2022, the Company was informed that the SEC is conducting a formal investigation of this matter. The Company has cooperated with the SEC’s investigation and intends to continue doing so.
Given the early stage of this matter, the Company cannot reasonably estimate the possible loss (or range of loss), if any, at this time; therefore, a liability has not been recorded as of December 31, 2021.
Northern District of Mississippi Environmental Matter
In September and August of 2021, the Mississippi Commission on Environmental Quality (“MCEQ”), Desoto County Regional Utility Authority (“DCRUA”) and the City of Olive Branch, Mississippi (“Olive Branch”), each issued notices and orders to the Company with respect to its discharges of water from its Olive Branch facility into the publicly owned treatment works (“POTW”) of DCRUA and Olive Branch without first obtaining a pretreatment permit. In August 2021, a Subpoena to Testify Before a Grand Jury was issued out of the United States District Court for the Northern District of Mississippi (“Subpoena”) to the Company requiring it to produce to the Environmental Protection Agency (“EPA”) various documents relating to environmental matters at its Olive Branch facility, including but not limited to hazardous waste records, air emissions records, storm water discharges records and wastewater disposal records. The Company has cooperated fully with each such notice, order and Subpoena.
On April 13, 2022, the Company and the United States Attorney’s Office for the United States District Court for the Northern District of Mississippi agreed in principle to the terms of a global settlement resolving the prospect of claims and charges against the Company relating to all prior discharges of water into the POTW of DCRUA and Olive Branch without first obtaining a pretreatment permit. The principal terms of the settlement are:

(1)	the Company pleading guilty to a single misdemeanor count for negligently discharging wastewater to a POTW without first obtaining a pretreatment permit in violation of 33 U.S.C. § 1319(c)(1)(A);

(2)	the Company paying a fine of $3.0 million over a three-year period in equal installments of $1.0 million to the federal government;

(3)	the Company paying a special assessment of $125 to the federal government pursuant to 18 U.S.C. § 3013(a)(1)(B);

(4)	the Company entering a separate civil Agreed Order with the MCEQ that requires the payment of a separate civil penalty of $1.5 million;

(5)
the Company making a separate community service payment in the amount of $0.5 million to DCRUA, to be used for the sole purpose of expanding wastewater treatment capacity in DeSoto County, Mississippi, within 30 days of entering the Plea Agreement;

(6)
the Company implementing an environmental management system that conforms to ISO 14001:2015 standards or a similar environmental management system approved by the United States Environmental Protection Agency, which is expected to result in $0.3 million in consulting and personnel costs;

(7)
the Company implementing agreed upon wastewater reduction plans, which is expected to result in approximately $2.0 million in capital expenditures to install a wastewater treatment and recycling system;

(8)	the Company obtaining a pretreatment permit from MDEQ, or entering an Agreed Order with MCEQ and operating in compliance with that Agreed Order until a permit can be obtained;

(9)
the Company obtaining wastewater discharge permits from DCRUA and Olive Branch, or entering into Consent/Compliance Order(s) or Agreement(s) with DCRUA and Olive Branch that are consistent with any Agreed Order entered with MCEQ and operating in compliance with such Consent/Compliance Order(s) or Agreement(s) until permits can be obtained; and

(10)	the Company agreeing to probation for three years.
The terms of the Plea Agreement are subject to the approval of the United States District Court for the Northern District of Mississippi. View is in the process of coordinating with MDEQ and the local authorities with respect to the civil orders and/or agreements contemplated by the settlement terms, including obtaining a pretreatment permit from MCEQ, which has not been granted as of the date of this Report. The Plea Agreement will be presented to the Court for approval following these efforts. The date for presentation of the Plea Agreement to the Court has not yet been determined.
The Company has recognized the $5.0 million of penalties it expects to incur in conjunction with this settlement within Other expense, net, for the year ended December 31, 2021, which is included within Accrued expenses and other current liabilities as of December 31, 2021.